Exhibit 99.6

Verizon Master Trust - VZMT 2022-7

Monthly Investor Report

Group Name	One

Series Name	2022-7
Collection Period	June 2024
Payment Date	07/22/2024
Transaction Month	20
Anticipated Redemption Date	11/20/2024
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$623,707,000.00	5.23%	11/22/2027
Class A-1b	$267,303,000.00	SOFR +0.85%	11/22/2027
Class B	$68,120,000.00	5.48%	11/22/2027
Class C	$40,870,000.00	5.72%	11/22/2027

Total	$1,000,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	07/15/2024
Compound SOFR for Interest Period	5.34106%
Spread over Compounded SOFR	0.85%
Note Interest Rate	6.19106%
Note Balance at the beginning of the Interest Period	$267,303,000.00
Days in the Interest Period	32
Note Monthly Interest	$1,471,012.37

Verizon Master Trust - VZMT 2022-7

Monthly Investor Report

Group Name	One

Series 2022-7 Available Funds and other sources of funds
Series 2022-7 Allocation Percentage x Group One Available Funds	$60,481,011.73
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$60,481,011.73

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Verizon Master Trust - VZMT 2022-7

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$78.66	$78.66	$0.00	$0.00	$60,480,933.07
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$60,479,683.07
Owner Trustee Fee	$235.92	$235.92	$0.00	$0.00	$60,479,447.15
Asset Representations Reviewer Fee	$38.73	$38.73	$0.00	$0.00	$60,479,408.42
Supplemental ARR Fee	$206.40	$206.40	$0.00	$0.00	$60,479,202.02
Servicing Fee	$768,775.33	$768,775.33	$0.00	$0.00	$59,710,426.69
Class A-1a Note Interest	$2,718,323.01	$2,718,323.01	$0.00	$0.00	$56,992,103.68
Class A-1b Note Interest	$1,471,012.37	$1,471,012.37	$0.00	$0.00	$55,521,091.31
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,521,091.31
Class B Note Interest	$311,081.33	$311,081.33	$0.00	$0.00	$55,210,009.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,210,009.98
Class C Note Interest	$194,813.67	$194,813.67	$0.00	$0.00	$55,015,196.31
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,015,196.31
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$55,015,196.31
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,015,196.31
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$55,015,196.31
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$55,015,196.31
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$55,015,196.31
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$55,015,196.31
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$55,015,196.31
Class R Interest	$55,015,196.31	$55,015,196.31	$0.00	$0.00	$0.00

Total	$60,481,011.73	$60,481,011.73	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2022-7

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,718,323.01	$0.00	$0.00	$2,718,323.01
Class A-1b	$0.00	$0.00	$1,471,012.37	$0.00	$0.00	$1,471,012.37
Class B	$0.00	$0.00	$311,081.33	$0.00	$0.00	$311,081.33
Class C	$0.00	$0.00	$194,813.67	$0.00	$0.00	$194,813.67

Total	$0.00	$0.00	$4,695,230.38	$0.00	$0.00	$4,695,230.38

	Note Balance	Interest Payment per	Make-Whole Payment	Total Payment per
	per $1,000 of Notes	$1,000 of Notes	per $1,000 of Notes	$1,000 of Notes
Class A-1a	$1,000.00	$4.36	$0.00	$4.36
Class A-1b	$1,000.00	$5.50	$0.00	$5.50
Class B	$1,000.00	$4.57	$0.00	$4.57
Class C	$1,000.00	$4.77	$0.00	$4.77

Total	$1,000.00	$4.70	$0.00	$4.70

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$623,707,000.00	1.00	$623,707,000.00	1.00
Class A-1b	$267,303,000.00	1.00	$267,303,000.00	1.00
Class B	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

Verizon Master Trust - VZMT 2022-7

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$500,000,000.00
Ending Principal Funding Account Limit	$500,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.